Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 6. Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following (in thousands):

	December 31,
	2022	2021
Pilot production equipment	$4,488	$4,041
Lab equipment	2,304	2,287
Leasehold improvements	3,525	3,439
Furniture, fixtures and other equipment	206	242
Construction in progress	957	—

Property, plant and equipment, at cost	11,480	10,009
Less: accumulated depreciation and amortization	(7,244)	(5,799)

Property, plant and equipment, net	$4,236	$4,210

Construction in progress consisted primarily of pilot production and other equipment that have not been placed in service as of December 31, 2022.
Depreciation and amortization expense was $1.5 million and $1.4 million during the years ended December 31, 2022 and 2021, respectively.